Segment, Customer and Geographic Information (Schedule of Non-current Assets on the Basis of Geographic Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Total non-current assets	$ 617,805	$ 3,874,078
Peru [Member]
Disclosure of geographical areas [line items]
Total non-current assets		1,910,421
Guatemala [Member]
Disclosure of geographical areas [line items]
Total non-current assets		682,985
Israel [Member]
Disclosure of geographical areas [line items]
Total non-current assets	617,358	495,639
Others [Member]
Disclosure of geographical areas [line items]
Total non-current assets	$ 447	$ 785,033